Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2017